Deferred income tax - Consolidated statement of financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred income tax
Deferred income tax asset	$ 73,850	$ 74,556
Deferred income tax liability	38,319	28,959
Deferred tax liability (asset)	$ 35,531	$ 45,597	$ 6,883